Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia New York Intermediate Municipal Bond Fund - Class A | Metropolitan Transportation Authority 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia New York Intermediate Municipal Bond Fund - Class A | Port Authority of New York & New Jersey 07/15/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia New York Intermediate Municipal Bond Fund - Class A | Triborough Bridge & Tunnel Authority 11/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia New York Intermediate Municipal Bond Fund - Class A | Long Island Power Authority 09/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Class A | City of Yonkers 09/01/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Class A | New York State Dormitory Authority 07/01/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Class A | New York City Transitional Finance Authority 07/15/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Class A | County of Nassau 04/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Class A | TSASC, Inc. 06/01/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Class A | City of Yonkers 11/15/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia New York Intermediate Municipal Bond Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia New York Intermediate Municipal Bond Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia New York Intermediate Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Metropolitan Transportation Authority 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Port Authority of New York & New Jersey 07/15/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Triborough Bridge & Tunnel Authority 11/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Long Island Power Authority 09/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | City of Yonkers 09/01/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | New York State Dormitory Authority 07/01/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | New York City Transitional Finance Authority 07/15/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | County of Nassau 04/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | TSASC, Inc. 06/01/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | City of Yonkers 11/15/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Metropolitan Transportation Authority 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Port Authority of New York & New Jersey 07/15/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 11/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Long Island Power Authority 09/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | City of Yonkers 09/01/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | New York State Dormitory Authority 07/01/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | New York City Transitional Finance Authority 07/15/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | County of Nassau 04/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | TSASC, Inc. 06/01/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | City of Yonkers 11/15/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Metropolitan Transportation Authority 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Port Authority of New York & New Jersey 07/15/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 11/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Long Island Power Authority 09/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | City of Yonkers 09/01/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | New York State Dormitory Authority 07/01/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | New York City Transitional Finance Authority 07/15/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | County of Nassau 04/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | TSASC, Inc. 06/01/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | City of Yonkers 11/15/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%